Staff Costs - Schedule of staff costs (Detail) - HKD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Classes of employee benefits expense [abstract]
Salaries and Bonuses	$ 93,660,617	$ 93,703,848	$ 67,187,493
Pension scheme contributions (defined contribution schemes)	749,664	903,649	837,020
Employee benefits expense	$ 94,410,281	$ 94,607,497	$ 68,024,513